Morgan Stanley Utilities Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002

Dear Shareholder:

During the six-month period ended June 30, 2002, the financial market experienced a high degree of volatility as a result of political turmoil abroad and a soft global economy, including a slower-than-anticipated recovery in the United States. Against this backdrop, the utilities sector posted mixed results. At times, performance was hindered by headlines depicting questionable merchant energy trading practices. At other times, the sector's performance was bolstered by its defensive characteristics, including yield support, amid persistent financial market and macroeconomic uncertainty.

Utilities Sector Overview

During the period under review, electric utilities, with their defensive characteristics, posted good relative performance as investors sought shelter in the group. Within this group, the independent power producer (IPP) and merchant energy areas were less appealing to investors as these stocks were negatively affected by soft power prices and increased scrutiny over the quality and predictability of energy trading profitability. Energy trading and marketing uncertainty also affected many diversified gas companies that were still reeling from the Enron bankruptcy. While Morgan Stanley Utilities Fund was not immune from these events, selectivity and strategic diversification within the portfolio helped limit their impact. The Fund continues to emphasize high-quality electric utility companies with attractive dividend yields and relatively low merchant energy exposure.

The telecommunications sector continued to struggle during the first half of 2002, as the slow economy affected industry growth. The Fund continues to carry a relatively low weighting in the sector. Within the telecom arena, we continue to favor Regional Bell Operating Companies (RBOCs) and independent carriers. We believe that the RBOCs could benefit as services growth accelerates with an improving economy and business migrates to the more financially healthy carriers.

Performance and Portfolio

During the six-month period ended June 30, 2002, the Fund's Class B shares returned -12.16 percent compared to -13.15 percent for the broad-based Standard & Poor's 500 Index (S&P 500).* For the same period, the Fund's Class A, C and D shares returned -11.79 percent,

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Utilities Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

-12.05 percent and -11.70 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's absolute performance can be attributed to the lackluster performance in the merchant energy and telecom sectors, illustrated by a -12.90 percent return for the AMEX Natural Gas Index and -51.99 percent for the AMEX North American Telecom Index. The Fund's relative outperformance compared to the S&P 500 was the result of its defensive portfolio strategy which included an above-average cash allocation and an emphasis on defensive electric utilities. For reference, the New York Stock Exchange Utilities Index returned -20.74 percent during the period under review.

In terms of asset allocation, as of June 30, 2002, 86 percent of the Fund's net assets were allocated to utility and utility-related equities. Within the equity component, industry selection featured 65 percent in electric power, 18 percent telecommunications and 17 percent energy. Fixed-income securities accounted for 7 percent of the Fund's net assets. The remaining 5 percent of the Fund's net assets were held in cash and cash equivalents. Further enhancing overall diversification are selective international holdings accounting for 4 percent of net assets, with a focus on global telecommunications. The fixed-income portion of the Fund remains well diversified with a weighted average credit rating of A3 and BBB+, as measured by Moody's Investors Service Inc. and Standard & Poor's Corporation, respectively.

Among the Fund's largest equity holdings on June 30, 2002 were Alltel Corp., Verizon and Century Tel Inc. (telecommunications), Dominion Resources, Progress Energy and FPL Group (electric utilities) and El Paso Corp. and New Jersey Resources (natural gas).

Looking Ahead

In the near term, we anticipate maintaining the Fund's defensive posture, with an emphasis on strategic diversification. We believe that if there is a modest rebound in economic activity during the second half of the year, such a rebound could foster better fundamentals across all utility sectors, particularly within the telecommunications arena. Consequently, we anticipate increasing the Fund's telecom exposure over the next several quarters. The Fund will continue to maintain a well-diversified power and energy portfolio with an emphasis on quality companies that we believe offer visible growth, solid balance sheets and attractive dividend yields.

As we enter the second half of the fiscal year, we believe that the Fund is well positioned as we seek to provide shareholders with both capital appreciation and current income.

Morgan Stanley Utilities Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

We appreciate your ongoing support of Morgan Stanley Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN

Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Utilities Fund
FUND PERFORMANCE - JUNE 30, 2002

              AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED 6/30/02
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                     (22.33)%(1) (26.41)%(2)
Since Inception (7/28/97)    3.77 %(1)   2.64 %(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                     (22.86)%(1) (23.54)%(2)
Since Inception (7/28/97)    3.00 %(1)   3.00 %(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                     (22.95)%(1) (26.34)%(2)
5 Years                      3.08 %(1)   2.83 %(2)
10 Years                     6.27 %(1)   6.27 %(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                     (22.16)%(1)
Since Inception (7/28/97)    4.00 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

NUMBER OF
  SHARES                                                                                       VALUE
---------------------------------------------------------------------------------------------------------
             Common Stocks (86.2%)
             Electric Utilities (56.2%)
   885,000   Allegheny Energy, Inc. ....................................................   $   22,788,750
   695,000   Ameren Corp. ..............................................................       29,891,950
   700,000   American Electric Power Co., Inc. .........................................       28,014,000
   884,000   Calpine Corp.*.............................................................        6,214,520
 1,164,470   Cinergy Corp. .............................................................       41,909,275
   880,000   Consolidated Edison, Inc. .................................................       36,740,000
   605,000   Constellation Energy Group, Inc. ..........................................       17,750,700
   672,000   Dominion Resources, Inc. ..................................................       44,486,401
 1,080,750   DPL, Inc. .................................................................       28,585,838
   970,000   DTE Energy Co. ............................................................       43,300,800
 1,042,724   Duke Energy Corp. .........................................................       32,428,716
   620,000   Endesa S.A. ADR (Spain)....................................................        8,878,400
   680,000   Energy East Corp. .........................................................       15,368,000
   870,000   Entergy Corp. .............................................................       36,922,800
   690,000   Exelon Corp. ..............................................................       36,087,000
   425,000   FirstEnergy Corp. .........................................................       14,186,500
   705,000   FPL Group, Inc. ...........................................................       42,292,950
   409,000   General Electric Co. ......................................................       11,881,450
   420,000   Great Plains Energy, Inc. .................................................        8,547,000
   843,361   Mirant Corp.*..............................................................        6,156,535
   475,000   NSTAR......................................................................       21,270,500
   643,000   Pinnacle West Capital Corp. ...............................................       25,398,500
   905,000   PPL Corp. .................................................................       29,937,400
   825,000   Progress Energy, Inc. .....................................................       42,908,250
   830,000   Public Service Enterprise Group, Inc. .....................................       35,939,000
   775,000   SCANA Corp. ...............................................................       23,924,250
   955,000   Southern Co. (The).........................................................       26,167,000
   451,000   TECO Energy, Inc. .........................................................       11,162,250
   673,000   TXU Corp. .................................................................       34,693,150
                                                                                           --------------
                                                                                              763,831,885
                                                                                           --------------
             Energy (14.4%)
   450,000   AGL Resources, Inc. .......................................................       10,440,000
   400,000   ChevronTexaco Corp. .......................................................       35,400,000
   300,000   Dynegy, Inc. (Class A).....................................................        2,160,000
   787,070   El Paso Corp. .............................................................       16,221,513
   645,000   Exxon Mobil Corp. .........................................................       26,393,400
   745,200   KeySpan Corp. .............................................................       28,056,780
   514,700   New Jersey Resources Corp. ................................................       15,363,795
   500,000   Phillips Petroleum Co. ....................................................       29,440,000
   220,000   Questar Corp. .............................................................        5,434,000

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                       VALUE
---------------------------------------------------------------------------------------------------------
   749,511   Sempra Energy..............................................................   $   16,586,678
   360,000   WGL Holdings Inc. .........................................................        9,324,000
   251,000   Williams Companies, Inc. ..................................................        1,503,490
                                                                                           --------------
                                                                                              196,323,656
                                                                                           --------------
             Telecommunications (15.6%)
   779,899   ALLTEL Corp. ..............................................................       36,655,300
   549,012   AT&T Wireless Services Inc.*...............................................        3,211,720
   744,000   BCE, Inc. (Canada).........................................................       12,960,480
   901,000   BellSouth Corp. ...........................................................       28,381,500
 1,151,250   CenturyTel, Inc. ..........................................................       33,961,875
   259,000   Cox Communications, Inc. (Class A)*........................................        7,135,450
   792,972   SBC Communications, Inc. ..................................................       24,185,646
   256,000   Sprint Corp. (FON Group)...................................................        2,716,160
   266,900   Sprint Corp. (PCS Group)*..................................................        1,193,043
   544,058   Telefonica de Espana S.A. (ADR) (Spain)*...................................       13,519,841
   530,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico).........................       17,002,400
   683,160   Verizon Communications Inc. ...............................................       27,428,874
   275,000   Vodafone Group PLC (ADR) (United Kingdom)..................................        3,753,750
                                                                                           --------------
                                                                                              212,106,039
                                                                                           --------------
             Total Common Stocks (Cost $864,816,339)....................................    1,172,261,580
                                                                                           --------------
PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE
----------                                                             ------   --------
             Corporate Bonds (5.9%)
             Electric Utilities (3.6%)
$      640   Alliant Energy Resources, Inc. .........................   7.00%   12/01/11   $      618,194
       750   Amerenenergy Generating Co. ............................   7.95    06/01/32          782,599
     3,755   American Electric Power Co., Inc. ......................   6.125   05/15/06        3,824,993
     1,215   Calpine Corp. ..........................................   8.50    02/15/11          814,050
     1,960   Cinergy Corp. ..........................................   6.25    09/01/04        1,990,984
       780   Commonwealth Edison Co. - 144A**........................   6.15    03/15/12          802,617
     4,000   Consumers Energy Co. ...................................   7.375   09/15/23        3,211,488
     2,485   DTE Energy Co. .........................................   7.05    06/01/11        2,628,640
     1,685   Duke Capital Corp. .....................................   6.25    02/15/13        1,675,480
     1,770   Duquesne Light Co. .....................................   6.70    04/15/12        1,843,204
     4,090   Exelon Corp. ...........................................   6.75    05/01/11        4,270,361
     1,650   Florida Power Corp. ....................................   6.65    07/15/11        1,714,586
     2,890   MidAmerican Funding Inc. ...............................   6.75    03/01/11        2,967,712
     4,555   Mirant Americas General LLC.............................   7.625   05/01/06        3,689,550
     2,685   NRG Energy, Inc. .......................................   7.75    04/01/11        2,134,575

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    1,450   PG&E National Energy Corp. .............................  10.375%  05/16/11   $    1,479,000
     1,960   Pinnacle West Capital Corp. ............................   6.40    04/01/06        2,016,021
     5,570   PSE&G Energy Holdings...................................   9.125   02/10/04        5,668,054
     1,960   Public Service Co. of New Mexico (Series B).............   7.50    08/01/18        1,786,503
     1,550   South Carolina Electric & Gas Co. ......................   7.50    06/15/05        1,688,187
     1,190   TECO Energy, Inc. ......................................   7.00    05/01/12        1,247,983
     2,500   TXU Corp. ..............................................   6.375   06/15/06        2,571,275
                                                                                           --------------
                                                                                               49,426,056
                                                                                           --------------
             Energy (0.8%)
     1,385   Consolidated Natural Gas Co. (Series B).................   5.375   11/01/06        1,389,922
       580   El Paso Corp. - 144A**..................................   7.875   06/15/12          583,928
     1,945   Nisource Finance Corp. .................................   7.875   11/15/10        2,010,163
       975   Ras Laffan Liquid Natural Gas - 144A**..................   8.294   03/15/14        1,035,938
     5,000   Transco Energy Co. .....................................   9.875   06/15/20        5,465,785
       590   Transcontinental Gas Pipeline Corp. ....................   7.00    08/15/11          524,616
                                                                                           --------------
                                                                                               11,010,352
                                                                                           --------------
             Environmental Services (0.1%)
     1,040   Waste Management Inc. ..................................   7.00    10/15/06        1,079,834
                                                                                           --------------
             Industrial Conglomerates (0.2%)
     2,155   Honeywell International, Inc. ..........................   5.125   11/01/06        2,172,718
                                                                                           --------------
             Telecommunications (1.2%)
     1,700   AOL Time Warner, Inc. ..................................   6.125   04/15/06        1,652,378
     1,330   AT&T Corp. - 144A**.....................................   6.50    11/15/06        1,170,400
     2,710   AT&T Wireless Services, Inc. ...........................   7.875   03/01/11        2,188,970
     1,770   Comcast Cable Communications Corp. .....................   6.375   01/30/06        1,714,277
     2,500   GTE Corp. ..............................................   6.94    04/15/28        2,231,998
       630   TCI Communications Corp. ...............................   8.00    08/01/05          637,425
     5,000   Telephone & Data Systems, Inc. .........................  10.00    01/15/21        5,551,389
     1,840   Telus Corp. (Canada)....................................   8.00    06/01/11        1,528,874
                                                                                           --------------
                                                                                               16,675,711
                                                                                           --------------
             Total Corporate Bonds (Cost $82,543,238)...................................       80,364,671
                                                                                           --------------
             Asset-Backed Securities (0.6%)
             Finance/Rental/Leasing
     1,925   Connecticut RRB Special Purpose Trust CL&P - Series
               2001..................................................   6.21    12/30/11        2,034,886
     2,000   Detroit Edison Securitization Funding LLC...............   5.875   03/01/10        2,110,030

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    2,059   PECO Energy Transition Trust............................   7.625%  03/01/10   $    2,329,263
     2,000   PSE&G Transition Funding LLC............................   6.61    06/15/15        2,154,462
                                                                                           --------------
             Total Asset-Backed Securities (Cost $8,561,469)............................        8,628,641
                                                                                           --------------
             U.S. Government Obligation (0.6%)
     6,185   U.S. Treasury Bond (Cost $7,737,375)....................   8.125   08/15/21        7,981,421
                                                                                           --------------
             Short-Term Investment (5.1%)
             Repurchase Agreement
    69,177   Joint repurchase agreement account (dated 06/28/02;
               proceeds $69,188,241) (a) (Cost $69,177,000)..........   1.95    07/01/02       69,177,000
                                                                                           --------------
             Total Investments Cost ($1,032,835,421) (b).................          98.4%    1,338,413,313
             Other Assets in Excess of Liabilities.......................           1.6        22,396,024
                                                                                  -----    --------------
             Net Assets..................................................         100.0%   $1,360,809,337
                                                                                  =====    ==============

---------------------

    ADR  American Depository Receipt.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    (a)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (b)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $335,287,911 and the aggregate gross unrealized depreciation is $29,710,019, resulting in net unrealized appreciation of $305,577,892.

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $1,032,835,421)...............  $1,338,413,313
Receivable for:
    Investments sold.................      21,543,360
    Dividends........................       2,821,560
    Interest.........................       1,806,419
    Shares of beneficial interest
     sold............................         214,292
    Foreign withholding taxes
     reclaimed.......................         204,956
Prepaid expenses and other assets....          70,672
                                       --------------
    Total Assets.....................   1,365,074,572
                                       --------------
Liabilities:
Payable for:
    Shares of beneficial interest
     repurchased.....................       2,217,041
    Distribution fee.................       1,140,717
    Investment management fee........         667,797
Accrued expenses and other
 payables............................         239,680
                                       --------------
    Total Liabilities................       4,265,235
                                       --------------
    Net Assets.......................  $1,360,809,337
                                       ==============
Composition of Net Assets:
Paid-in-capital......................   1,127,802,893
Net unrealized appreciation..........     305,577,892
Accumulated undistributed net
 investment income...................       2,841,955
Accumulated net realized loss........     (75,413,403)
                                       --------------
    Net Assets.......................  $1,360,809,337
                                       ==============
Class A Shares:
Net Assets...........................     $17,560,848
Shares Outstanding (unlimited
 authorized, $.01 par value).........       1,565,801
    Net Asset Value Per Share........          $11.22
                                       ==============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of
     net asset value)................          $11.84
                                       ==============
Class B Shares:
Net Assets...........................  $1,329,978,382
Shares Outstanding (unlimited
 authorized, $.01 par value).........     118,082,812
    Net Asset Value Per Share........          $11.26
                                       ==============
Class C Shares:
Net Assets...........................      $9,970,899
Shares Outstanding (unlimited
 authorized, $.01 par value).........         886,229
    Net Asset Value Per Share........          $11.25
                                       ==============
Class D Shares:
Net Assets...........................      $3,299,208
Shares Outstanding (unlimited
 authorized, $.01 par value).........         294,591
    Net Asset Value Per Share........          $11.20
                                       ==============

Statement of Operations
For the six months ended June 30, 2002 (unaudited)

Net Investment Income:

Income
Dividends (net of $115,958 foreign
 withholding tax)......................  $  23,883,912
Interest...............................      5,426,163
                                         -------------
    Total Income.......................     29,310,075
                                         -------------
Expenses
Distribution fee (Class A shares)......         23,910
Distribution fee (Class B shares)......      7,693,712
Distribution fee (Class C shares)......         40,881
Investment management fee..............      4,489,556
Transfer agent fees and expenses.......        893,494
Shareholder reports and notices........         82,470
Custodian fees.........................         52,831
Registration fees......................         39,348
Professional fees......................         28,781
Trustees' fees and expenses............         10,134
Other..................................         11,840
                                         -------------
    Total Expenses.....................     13,366,957
                                         -------------
    Net Investment Income..............     15,943,118
                                         -------------
Net Realized and Unrealized Loss:
Net realized loss......................    (63,630,034)
Net change in unrealized
 appreciation..........................   (153,117,008)
                                         -------------
    Net Loss...........................   (216,747,042)
                                         -------------
Net Decrease...........................  $(200,803,924)
                                         =============

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JUNE 30, 2002    DECEMBER 31, 2001
                                                              --------------    --------------
                                                               (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $   15,943,118    $   34,468,075
Net realized gain (loss)....................................     (63,630,034)      167,278,007
Net change in unrealized appreciation.......................    (153,117,008)     (755,632,492)
                                                              --------------    --------------
    Net Decrease............................................    (200,803,924)     (553,886,410)
                                                              --------------    --------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................        (279,035)         (410,971)
    Class B shares..........................................     (15,776,245)      (31,834,255)
    Class C shares..........................................        (132,246)         (214,027)
    Class D shares..........................................         (56,434)         (125,191)
Net realized gain*
    Class A shares..........................................        (221,327)       (2,208,605)
    Class B shares..........................................     (16,764,626)     (203,527,024)
    Class C shares..........................................        (126,027)       (1,391,758)
    Class D shares..........................................         (41,488)         (424,616)
                                                              --------------    --------------
    Total Dividends and Distributions.......................     (33,397,428)     (240,136,447)
                                                              --------------    --------------
Net decrease from transactions in shares of beneficial
  interest..................................................    (159,470,829)     (146,604,673)
                                                              --------------    --------------
    Net Decrease............................................    (393,672,181)     (940,627,530)
Net Assets:
Beginning of period.........................................   1,754,481,518     2,695,109,048
                                                              --------------    --------------
End of Period
(Including accumulated undistributed net investment income
of $2,841,955 and $3,142,797, respectively).................  $1,360,809,337    $1,754,481,518
                                                              ==============    ==============

---------------------

*    Includes Short-Term Gains of:
     Class A shares.........................................        --          $       35,623
     Class B shares.........................................        --               5,030,398
     Class C shares.........................................        --                  34,283
     Class D shares.........................................        --                  11,581
                                                              --------------    --------------
       Total Short-Term Gains...............................        --          $    5,111,885
                                                              ==============    ==============

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,141,404 at June 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.74%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $16, $476,487 and $1,596 and received $31,039 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales portfolio securities, excluding short-term investments, for the six months ended June 30, 2002 aggregated $367,334,211 and $498,785,125, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $19,853,828 and $16,015,285, respectively.

For the six months ended June 30, 2002, the Fund incurred brokerage commissions of $307,722 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $12,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,660. At June 30, 2002, the Fund had an accrued pension liability of $58,349 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

As of December 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                         JUNE 30, 2002               DECEMBER 31, 2001
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES
Sold............................................      243,256   $   3,078,961     1,102,747   $  16,867,495
Reinvestment of dividends and distributions.....       23,645         276,243       118,143       1,590,129
Redeemed........................................     (178,638)     (2,213,916)     (627,041)     (9,548,716)
                                                  -----------   -------------   -----------   -------------
Net increase - Class A..........................       88,263       1,141,288       593,849       8,908,908
                                                  -----------   -------------   -----------   -------------
CLASS B SHARES
Sold............................................    2,693,169      34,051,978     7,570,060     128,462,780
Reinvestment of dividends and distributions.....    2,274,350      26,572,552    14,416,622     195,295,598
Redeemed........................................  (17,908,771)   (221,205,211)  (27,840,438)   (454,510,216)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class B..........................  (12,941,252)   (160,580,681)   (5,853,756)   (130,751,838)
                                                  -----------   -------------   -----------   -------------
CLASS C SHARES
Sold............................................      126,889       1,585,847       274,360       4,539,510
Reinvestment of dividends and distributions.....       19,134         224,275       106,859       1,445,864
Redeemed........................................     (167,723)     (2,075,055)     (434,419)     (7,140,782)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class C..........................      (21,700)       (264,933)      (53,200)     (1,155,408)
                                                  -----------   -------------   -----------   -------------
CLASS D SHARES
Sold............................................      320,948       4,086,232       261,522       4,250,835
Reinvestment of dividends and distributions.....        8,055          94,045        38,627         528,609
Redeemed........................................     (324,226)     (3,946,780)   (1,599,553)    (28,385,779)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class D...............        4,777         233,497    (1,299,404)    (23,606,335)
                                                  -----------   -------------   -----------   -------------
Net decrease in Fund............................  (12,869,912)  $(159,470,829)   (6,612,511)  $(146,604,673)
                                                  ===========   =============   ===========   =============

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                          FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                         MONTHS ENDED    ---------------------------------------------------        THROUGH
                                         JUNE 30, 2002       2001         2000          1999          1998     DECEMBER 31, 1997
                                         -------------     ---------    --------      --------      --------   ------------------
                                          (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...      $13.07          $19.16      $19.65        $19.22        $17.01          $15.89
                                             ------          ------      ------        ------        ------          ------

Income (loss) from investment
 operations:
    Net investment income++............        0.17            0.38        0.41          0.50          0.54            0.27
    Net realized and unrealized gain
    (loss).............................       (1.70)          (4.44)       0.99          1.53          3.24            2.52
                                             ------          ------      ------        ------        ------          ------

Total income (loss) from investment
 operations............................       (1.53)          (4.06)       1.40          2.03          3.78            2.79
                                             ------          ------      ------        ------        ------          ------

Less dividends and distributions from:
    Net investment income..............       (0.18)          (0.38)      (0.42)        (0.51)        (0.55)          (0.35)
    Net realized gain..................       (0.14)          (1.65)      (1.47)        (1.09)        (1.02)          (1.32)
                                             ------          ------      ------        ------        ------          ------

Total dividends and distributions......       (0.32)          (2.03)      (1.89)        (1.60)        (1.57)          (1.67)
                                             ------          ------      ------        ------        ------          ------

Net asset value, end of period.........      $11.22          $13.07      $19.16        $19.65        $19.22          $17.01
                                             ======          ======      ======        ======        ======          ======

Total Return+..........................      (11.79)%(1)     (21.23)%      7.30%        10.97%        22.86%          18.06%(1)

Ratios to Average Net Assets:
Expenses...............................        0.96 %(2)(3)    0.90%(3)    0.87%(3)      0.85%(3)      0.90%(3)        0.92%(2)

Net investment income..................        2.77 %(2)(3)    2.32%(3)    2.06%(3)      2.55%(3)      2.98%(3)        4.05%(2)

Supplemental Data:
Net assets, end of period, in
 thousands.............................     $17,561         $19,314     $16,929       $14,817       $10,357          $3,581

Portfolio turnover rate................          25 %(1)         49%         12%           14%            6%              6%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                FOR THE SIX                               FOR THE YEAR ENDED DECEMBER 31,
                               MONTHS ENDED        ------------------------------------------------------------------------------
                               JUNE 30, 2002          2001             2000             1999             1998            1997*
                               -------------       -----------      -----------      -----------      -----------      ----------
                                (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period......................       $13.12             $19.21           $19.70           $19.26           $17.04           $15.22
                                    ------             ------           ------           ------           ------           ------
Income (loss) from investment
 operations:
    Net investment
      income++...............         0.12               0.26             0.26             0.35             0.40             0.50
    Net realized and
    unrealized gain (loss)...        (1.71)             (4.45)            0.99             1.54             3.25             3.28
                                    ------             ------           ------           ------           ------           ------
Total income (loss) from
 investment operations.......        (1.59)             (4.19)            1.25             1.89             3.65             3.78
                                    ------             ------           ------           ------           ------           ------
Less dividends and
  distributions from:
    Net investment income....        (0.13)             (0.25)           (0.27)           (0.36)           (0.41)          (0.51)
    Net realized gain........        (0.14)             (1.65)           (1.47)           (1.09)           (1.02)          (1.45)
                                    ------             ------           ------           ------           ------           ------
Total dividends and
  distributions..............        (0.27)             (1.90)           (1.74)           (1.45)           (1.43)          (1.96)
                                    ------             ------           ------           ------           ------           ------
Net asset value, end of
  period.....................       $11.26             $13.12           $19.21           $19.70           $19.26           $17.04
                                    ======             ======           ======           ======           ======           ======
Total Return+................       (12.16)%(1)        (21.82)%           6.47%           10.09%           21.95%           25.79%
Ratios to Average Net Assets:
Expenses.....................         1.71 %(2)(3)       1.66%(3)         1.63%(3)         1.65%(3)         1.65%(3)         1.67%
Net investment income........         2.02 %(2)(3)       1.56%(3)         1.30%(3)         1.75%(3)         2.23%(3)         3.15%
Supplemental Data:
Net assets, end of period, in
 thousands...................   $1,329,978         $1,719,481       $2,629,320       $2,712,326       $2,751,600       $2,430,270
Portfolio turnover rate......           25 %(1)            49%              12%              14%               6%               6%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expense.

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                      FOR THE SIX                  FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                     MONTHS ENDED        ---------------------------------------------------        THROUGH
                                     JUNE 30, 2002         2001           2000          1999          1998     DECEMBER 31, 1997
                                     -------------       ---------      --------      --------      --------   ------------------
                                      (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $13.11            $19.19        $19.69        $19.26        $17.06          $15.89
                                         ------            ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income++........        0.14              0.26          0.26          0.34          0.40            0.22
    Net realized and unrealized
    gain (loss)....................       (1.71)            (4.44)         0.98          1.54          3.25            2.51
                                         ------            ------        ------        ------        ------          ------
Total income (loss) from investment
 operations........................       (1.57)            (4.18)         1.24          1.88          3.65            2.73
                                         ------            ------        ------        ------        ------          ------
Less dividends and distributions
  from:
    Net investment income..........       (0.15)            (0.25)        (0.27)        (0.36)        (0.43)          (0.24)
    Net realized gain..............       (0.14)            (1.65)        (1.47)        (1.09)        (1.02)          (1.32)
                                         ------            ------        ------        ------        ------          ------
Total dividends and
  distributions....................       (0.29)            (1.90)        (1.74)        (1.45)        (1.45)          (1.56)
                                         ------            ------        ------        ------        ------          ------
Net asset value, end of period.....      $11.25            $13.11        $19.19        $19.69        $19.26          $17.06
                                         ======            ======        ======        ======        ======          ======
Total Return+......................      (12.05)%(1)       (21.80)%        6.47%        10.09%        21.92%          17.67%(1)
Ratios to Average Net Assets:
Expenses...........................        1.45 %(2)(3)      1.66%(3)      1.63%(3)      1.65%(3)      1.65%(3)         1.69%(2)
Net investment income..............        2.28 %(2)(3)      1.56%(3)      1.30%(3)      1.75%(3)      2.23%(3)         3.14%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $9,971           $11,904       $18,445       $11,583        $6,532          $1,405
Portfolio turnover rate............          25 %(1)           49%           12%           14%            6%              6%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                      FOR THE SIX                  FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                     MONTHS ENDED        ---------------------------------------------------        THROUGH
                                     JUNE 30, 2002         2001           2000          1999          1998     DECEMBER 31, 1997
                                     -------------       ---------      --------      --------      --------   ------------------
                                      (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $13.05            $19.14        $19.63        $19.21        $16.99          $15.89
                                         ------            ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income++........        0.19              0.45          0.46          0.54          0.58            0.22
    Net realized and unrealized
    gain (loss)....................       (1.71)            (4.47)         0.99          1.52          3.25            2.58
                                         ------            ------        ------        ------        ------          ------
Total income (loss) from investment
 operations........................       (1.52)            (4.02)         1.45          2.06          3.83            2.80
                                         ------            ------        ------        ------        ------          ------
Less dividends and distributions
  from:
    Net investment income..........       (0.19)            (0.42)        (0.47)        (0.55)        (0.59)          (0.38)
    Net realized gain..............       (0.14)            (1.65)        (1.47)        (1.09)        (1.02)          (1.32)
                                         ------            ------        ------        ------        ------          ------
Total dividends and
  distributions....................       (0.33)            (2.07)        (1.94)        (1.64)        (1.61)          (1.70)
                                         ------            ------        ------        ------        ------          ------
Net asset value, end of period.....      $11.20            $13.05        $19.14        $19.63        $19.21          $16.99
                                         ======            ======        ======        ======        ======          ======
Total Return+......................      (11.70)%(1)       (21.04)%        7.57%        11.13%        23.21%          18.13%(1)
Ratios to Average Net Assets:
Expenses...........................        0.71 %(2)(3)      0.66%(3)      0.63%(3)      0.65%(3)      0.65%(3)         0.67%(2)
Net investment income..............        3.02 %(2)(3)      2.56%(3)      2.30%(3)      2.75%(3)      3.23%(3)         4.21%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $3,299            $3,783       $30,414       $26,983       $24,920         $17,106
Portfolio turnover rate............          25 %(1)           49%           12%           14%            6%              6%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
UTILITIES FUND


Semiannual Report
June 30, 2002